Structured Entities - Additional Information (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Securities [member] | BMO managed funds [member]
Disclosure of information about structured entities [Line Items]
Assets recognised	$ 1,728	$ 1,612
U.S. customer securitization vehicle [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	6,733	7,100
Capital and funding vehicles [member]
Disclosure of information about structured entities [Line Items]
Credit-linked notes issued	325	325
Canadian customer securitization vehicles [member]
Disclosure of information about structured entities [Line Items]
Undrawn amount under liquidity facilities	$ 6,262	$ 6,286